Revenue from License and Collaboration Agreements-Third Parties (Tables)	6 Months Ended
Jun. 30, 2017
Revenue from license and collaboration agreements-third parties
Summary of revenue from license and collaboration agreements-third parties

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Milestone revenue	9,510	9,931
Amortization of upfront payment	534	856
Research and development services	7,799	7,301
	17,843	18,088